SHARE OPTIONS AND SHARE WARRANTS (Schedule of Assumption Determining Fair Value of Share Options) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr	Dec. 31, 2015 USD ($) yr
Key management personnel [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average expected volatility	40.62%	29.63%
Weighted average expected life | yr	4.45	4.81
Weighted average risk free interest rate	1.59%	1.21%
Expected dividend yield	0.81%	1.14%
Key management personnel [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS)	$ 0.43	$ 0.58
Total 'A' share options granted / (ADS's equivalent)	5,150,000	1,700,000
Weighted average share price per 'A' share / (per ADS)	$ 1.34	$ 2.43
Weighted average exercise price per 'A' share / (per ADS)	1.34	2.43
Key management personnel [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS)	$ 1.72	$ 2.32
Total 'A' share options granted / (ADS's equivalent)	(1,287,500)	(425,000)
Weighted average share price per 'A' share / (per ADS)	$ 5.36	$ 9.72
Weighted average exercise price per 'A' share / (per ADS)	$ 5.36	$ 9.72
Other employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average expected volatility	40.48%	36.73%	29.27%
Weighted average expected life | yr	4.69	3.74	3.73
Weighted average risk free interest rate	1.91%	1.29%	1.46%
Expected dividend yield	0.81%	0.96%	1.14%
Other employees [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS)	$ 0.44	$ 0.57	$ 0.68
Total 'A' share options granted / (ADS's equivalent)	480,000	460,000	976,000
Weighted average share price per 'A' share / (per ADS)	$ 1.31	$ 2.25	$ 3.2
Weighted average exercise price per 'A' share / (per ADS)	1.31	2.25	3.2
Other employees [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS)	$ 1.76	$ 2.28	$ 2.72
Total 'A' share options granted / (ADS's equivalent)	(120,000)	(115,000)	(244,000)
Weighted average share price per 'A' share / (per ADS)	$ 5.24	$ 9	$ 12.8
Weighted average exercise price per 'A' share / (per ADS)	$ 5.24	$ 9	$ 12.8